Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2021
Interest and Finance Costs [Abstract]
Interest and Finance Costs
Interest and finance costs are analyzed as follows:

	June 30,
	2021	2020
Interest on long-term debt and other financial liabilities	4,026	5,774
Convertible notes interest expense	1,071	-
Amortization of deferred finance fees and debt discounts	1,702	349
Amortization of deferred finance fees and debt discounts (shares issued to third party - non-cash)	174	184
Convertible notes amortization of deferred finance fees and debt discount (non-cash)	1,238	-
Other	152	165
Total	8,363	6,472

Interest and Finance Costs - Related Party
Interest and finance costs-related party are analyzed as follows:

	June 30,
	2021	2020
Interest expense long term debt related party	-	944
Convertible notes interest expense	-	1,321
Convertible notes amortization of deferred finance fees and debt discount (non-cash)	-	2,416
Amortization of deferred finance fees and debt discounts (shares issued to related party - non-cash)	-	118
Total	-	4,799